Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (28,216,352)	$ (5,342,676)	$ (3,640,018)
Cayman Islands
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(6,034,362)	(4,936,199)	$ (3,640,018)
US
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(22,024,619)	(379,349)
Canada
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(1,998)	(2,270)
Singapore
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (155,373)	$ (24,858)